15. STOCK-BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Outstanding at beginning of year	15,000	1,000
Issued (Cancelled)	(2,000)	14,000
Outstanding at end of year	13,000	15,000
Options exercisable at end of year	5,000	1,000
Outstanding at beginning of year	$ 56.70	$ 867.30
Issued (Cancelled)	$ 8.25	$ 12.30
Outstanding at end of year	$ 63.00	$ 56.70
Options exercisable at end of year	$ 147.45	$ 867.30